Provisions - Environmental provision (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of other provisions [line items]
Discounted	£ 2,654	£ 2,199	£ 2,052
Environmental
Disclosure of other provisions [line items]
Discounted	2,071	1,639	£ 1,531
Undiscounted	£ 2,139	£ 1,765
Real discount rate	0.50%	1.00%
Weighted average duration of cash flows	10 years
Environmental | UK
Disclosure of other provisions [line items]
Discounted	£ 175	£ 189
Undiscounted	£ 184	£ 210
Real discount rate	0.50%	1.00%
Weighted average duration of cash flows	11 years
Environmental | US
Disclosure of other provisions [line items]
Discounted	£ 1,896	£ 1,450
Undiscounted	£ 1,955	£ 1,555
Real discount rate	0.50%	1.00%
Weighted average duration of cash flows	9 years